Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Nonrecurring Basis

The fair value as of the measurement date, net book value as of the end of the year and related impairment charge for assets measured at fair value on a nonrecurring basis subsequent to initial recognition during the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31, 2015		As of December 31, 2015
	Impairment Charge	Fair Value Measurement (Level 3)	Net Book Value
Long-lived assets held for sale or disposal	$9	$15	$14
Total	$9	$15	$14

	Year Ended December 31, 2014		As of December 31, 2014
	Impairment Charge	Fair Value Measurement (Level 3)	Net Book Value
Long-lived assets held and used	$1	$1	$1
Long-lived assets held for sale or disposal	3	11	1
Goodwill	100	—	—
Total	$104	$12	$2